UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6472
Van Kampen Trust For Insured Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 161.7%
	Alabama 4.3%
$915	Alabama Drinking Wtr Fin Auth Revolving Fd Ln, Ser A (AMBAC Insd)	5.125%	08/15/16	$974,896
1,380	Alabama Drinking Wtr Fin Auth Revolving Fd Ln, Ser A (AMBAC Insd)	5.250	08/15/18	1,417,798
525	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	531,725
1,480	Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (NATL Insd) (AMT)	5.600	12/01/20	1,518,820
500	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	529,165
500	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	508,815

				5,481,219

	Arizona 1.5%
430	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	471,426
645	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	703,966
575	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	619,810
135	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (AGM Insd)	7.250	07/15/10	135,795

				1,930,997

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 13.6%
$1,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300%	08/01/23	$981,110
1,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	958,410
200	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	218,456
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	244,568
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	243,380
150	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	161,256
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	240,892
1,565	California Statewide Cmnty Pooled Fin Pgm, Ser S (AGM Insd)	5.250	10/01/19	1,687,086
3,390	Coachella, CA Redev Agy Tax Alloc Sub Merged Proj Areas, Ser A (AMBAC Insd)	5.250	09/01/36	3,049,915
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	810,860
1,000	Metro Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,026,450
3,000	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	12/01/34	2,650,110
2,000	University CA Rev Ltd Proj, Ser B (AGM Insd)	5.000	05/15/30	2,025,280
550	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	574,315

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,500	West Sacramento, CA Fin Auth Spl Tax Rev, Ser A (Syncora Gtd)	5.000%	09/01/26	$2,268,775

				17,140,863

	Colorado 4.4%
910	Arkansas River Pwr Auth CO Impt (Syncora Gtd)	5.000	10/01/43	767,521
2,500	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj (CIFG Insd)	5.000	06/01/37	2,430,850
1,200	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (AGM Insd) (a)	5.000	09/01/36	1,187,772
1,400	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	1,144,682

				5,530,825

	Connecticut 1.0%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,204,033

	District of Columbia 1.4%
1,000	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	1,091,390
250	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	257,793
375	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	378,919

				1,728,102

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 14.8%
$750	Auburndale, FL Wtr & Swr Rev (AMBAC Insd)	4.250%	12/01/32	$659,925
180	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	186,221
6,000	Florida St Brd Ed Lottery Rev, Ser B (BHAC Insd)	5.000	07/01/27	6,354,840
250	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	252,830
550	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	557,150
1,180	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	4.750	10/01/36	1,092,562
790	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	754,086
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	2,011,940
1,370	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	1,423,567
750	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	845,685
2,000	Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev (AMBAC Insd) (AMT) (c)	6.000	04/01/11	2,114,400
1,500	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,354,350

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350%	03/15/42	$1,068,240

				18,675,796

	Georgia 3.2%
2,000	Newton Cnty, GA Indl Dev Auth GPC Fndtn Real Estate Newton (CIFG Insd)	5.000	06/01/34	1,944,980
2,000	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	2,152,140

				4,097,120

	Hawaii 2.6%
1,250	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj Rfdg, Ser D (AMBAC Insd) (AMT)	6.150	01/01/20	1,251,713
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj, Ser C (AMBAC Insd) (AMT)	6.200	11/01/29	2,016,200

				3,267,913

	Illinois 15.0%
725	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	216,267
1,925	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	1,988,775
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGM Insd) (AMT) (a)	5.750	01/01/22	5,184,050
155	Chicago, IL Pk Dist Ltd Tax, Ser A (NATL Insd)	5.500	01/01/18	160,713

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,120	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.500%	01/01/40	$1,131,066
1,000	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	1,082,710
1,000	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,077,800
1,770	Glenwood, IL (AGM Insd)	5.375	12/01/30	1,779,452
1,000	Illinois Ed Fac Auth Rev Robert Morris College (NATL Insd)	5.800	06/01/30	999,980
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	3,129,540
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	881,890
1,260	Kendall, Kane & Will Cntys, IL (NATL Insd)	5.500	10/01/12	1,339,229

				18,971,472

	Indiana 5.1%
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	4,598,804
1,800	New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg (AGM Insd)	5.000	07/15/25	1,859,382

				6,458,186

	Iowa 1.2%
1,500	Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250	08/15/29	1,541,910

	Kentucky 3.7%
1,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	6.000	12/01/42	1,076,610

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$3,750	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.000%	10/01/30	$3,613,988

				4,690,598

	Louisiana 0.8%
1,000	Louisiana St Ctzns Ppty Ins Corp Assmt Rev, Ser B (AMBAC Insd)	5.000	06/01/20	1,006,570

	Michigan 4.0%
1,250	Detroit, MI Sew Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	1,488,688
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,393,220
1,000	Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll Detroit Edison Co Rfdg, Ser AA (NATL Insd)	6.950	09/01/22	1,164,160

				5,046,068

	Minnesota 0.4%
500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	555,910

	Missouri 5.2%
1,000	Missouri Jt Muni Elec Util Com Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/21	1,006,580
395	Missouri St Hsg Dev Com Multi-Family Hsg Brookstone, Ser A (AMT)	6.000	12/01/16	395,545

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$245	Missouri St Hsg Dev Com Multi-Family Hsg Truman Farm, Ser A (AGM Insd) (AMT) (b)	5.750%	10/01/11	$245,561
1,175	Nixa, MO Elec Sys Rev (Syncora Gtd)	5.000	04/01/25	1,146,847
1,255	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,169,334
2,915	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,572,283

				6,536,150

	Nebraska 3.0%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/29	1,066,610
630	Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit Club Apt Proj (AMT)	5.700	10/01/12	631,046
2,000	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	2,040,920

				3,738,576

	Nevada 5.0%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	3,678,720
1,000	Clark Cnty, NV Passenger Fac Charge Rev Las Vegas Mccarran Intl Arpt, Ser A (AGM Insd) (d)	5.250	07/01/39	1,000,720

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$1,500	Nevada St Muni Bd Bk Proj R9A Thru R13, Ser F (AGM Insd)	5.000%	12/01/23	$1,583,265

				6,262,705

	New Hampshire 1.2%
1,000	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125	01/01/30	1,011,740
500	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	539,030

				1,550,770

	New Jersey 3.2%
3,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (AGM Insd) (a)	5.000	09/01/32	3,109,080
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	979,680

				4,088,760

	New Mexico 0.3%
350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	388,129

	New York 2.4%
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	2,999,700

	North Carolina 2.5%
1,585	Brunswick Cnty, NC Enterprise, Ser A (AGM Insd)	5.250	04/01/24	1,717,332

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$1,355	North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125%	01/01/24	$1,447,424

				3,164,756

	Ohio 7.7%
4,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,453,320
775	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	799,854
725	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	748,244
750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	774,053
1,000	New Albany, OH Cmnty Auth Cmnty Fac Rev, Ser B (AMBAC Insd)	5.500	10/01/17	1,025,550
1,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	1,057,340
1,715	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (AGM Insd) (Prerefunded @ 4/01/12)	5.500	04/01/18	1,893,514

				9,751,875

	Oklahoma 1.1%
1,250	Tulsa, OK Arpt Impt Tr Gen Rev, Ser A (NATL Insd) (AMT)	6.000	06/01/20	1,327,550

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 3.6%
$2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburg Mercy Hlth Sys Inc (AMBAC Insd) (c)	5.625%	08/15/26	$2,131,860
2,300	Philadelphia, PA Redev Auth Rev Neighborhood Transformation, Ser A (NATL Insd)	5.500	04/15/22	2,375,463

				4,507,323

	Rhode Island 1.1%
1,295	Rhode Island Port Auth & Econ Dev Corp Arpt Rev, Ser A (AGM Insd) (AMT)	7.000	07/01/14	1,405,205

	South Carolina 7.8%
4,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth (AGL Insd)	5.000	12/01/29	4,076,280
1,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,015,670
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.375	02/01/29	1,045,360
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,706,313

				9,843,623

	South Dakota 1.3%
1,000	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog (AGL Insd)	5.500	08/01/38	1,044,150

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$560	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400%	08/01/13	$568,848

				1,612,998

	Tennessee 0.8%
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	1,037,980

	Texas 22.0%
1,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,082,300
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	5,021,100
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (NATL Insd) (AMT)	5.875	11/01/17	2,085,140
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (NATL Insd) (AMT)	5.875	11/01/18	1,557,090
2,000	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd)	5.000	08/15/28	2,105,040
1,350	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,377,243
1,500	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	1,557,645
2,025	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	2,070,765
1,000	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,015,940

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Laredo, TX ISD Pub Fac Corp Lease Rev, Ser A (AMBAC Insd)	5.000%	08/01/29	$501,940
1,000	Laredo, TX ISD Pub Fac Corp Lease Rev, Ser C (AMBAC Insd)	5.000	08/01/29	1,003,880
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	1,100,810
925	Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Cook Childrens Med Ctr, Ser B (AGM Insd)	5.000	12/01/30	941,141
400	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	418,188
5,000	Texas St Tpk Auth Cent, TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	4,992,600
1,000	Texas Trans Commn Cent, TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000	08/15/42	1,020,760

				27,851,582

	Utah 3.9%
5,000	Utah Hsg Corp Single Family Mtg Rev, Ser E-1 (AMT) (a)	5.250	01/01/39	4,955,750

	Virginia 1.2%
1,495	Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev Greens of Salem Run Proj (AGM Insd) (AMT)	6.200	04/01/17	1,496,884

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 7.2%
$2,000	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (b)	5.600%	01/01/36	$2,012,920
2,760	Spokane Cnty, WA Sch Dist No 363 (NATL Insd)	5.250	12/01/21	3,028,796
4,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGM Insd)	5.500	08/15/38	4,087,360

				9,129,076

	Wisconsin 3.0%
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,037,890
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	1,026,760
1,610	Wisconsin St Rfdg, Ser 3 (NATL Insd)	5.250	05/01/22	1,717,450

				3,782,100

	Wyoming 1.2%
1,485	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	1,545,781

Total Long-Term Investments 161.7% (Cost $203,463,056)				204,304,855

Short-Term Investments 7.1%
Lehigh Cnty, PA Gen Purp Hosp Rev Lehigh Vy Hlth Network ($3,300,000 par, coupon 0.210%, 07/01/28 maturity) (b)(e)				3,300,000
Roanoke, VA Indl Dev Auth Hosp Rev Carilion Hlth Sys ($3,100,000 par, coupon 0.210%, 07/01/36 maturity) (b)(e)				3,100,000

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Description	Value
Short-Term Investments (continued)
Roanoke, VA Indl Dev Auth Hosp Rev Carilion Hlth Sys ($1,000,000 par, coupon 0.210%, 07/01/27 maturity) (b)(e)	$1,000,000
Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys ($1,575,000 par, coupon 0.210%, 08/15/41 maturity) (b)(e)	1,575,000

Total Short-Term Investments 7.1% (Cost $8,975,000)	8,975,000

Total Investments 168.8% (Cost $212,438,056)	213,279,855

Liability for Floating Rate Note Obligations Related to Securities Held (20.0%) (Cost ($25,220,000))
(25,220) Notes with interest rates ranging from 0.20% to 0.40% at January 31, 2010 and contractual maturities of collateral ranging from 2022 to 2039 (f)	(25,220,000)

Total Net Investments 148.8% (Cost $187,218,056)	188,059,855

Other Assets in Excess of Liabilities 1.0%	1,314,884

Preferred Shares (including accrued distributions) (49.8%)	(63,002,097)

Net Assets Applicable to Common Shares 100.0%	$126,372,642

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security purchased on a when-issued or delayed delivery basis.

(e)	Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date. The maturity date shown represents the next reset date.

(f)	Floating Rate Notes. The interest rates shown reflect the rate in effect at January 31, 2010.

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
NATL — National Public Finance Guarantee Corp.
Syncora — Syncora Guarantee Inc.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value.

Van Kampen Trust for Insured Municipals
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds
Securities Issued by States of the United States	$—	$213,279,855	$—	$213,279,855

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Insured Municipals

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010